Columbia Floating Rate Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class DR3
3-month Term SOFR + 3.000% Floor 3.000% 10/28/2034	6.670%	3,000,000	2,997,120
Ballyrock CLO Ltd.(a),(b)
Series 2021-16A Class C1R
3-month Term SOFR + 2.750% Floor 2.750% 04/20/2038	6.425%	3,000,000	2,942,277
Carlyle US CLO Ltd.(a),(b)
Series 2021-2A Class D1R
3-month Term SOFR + 2.850% Floor 2.850% 04/20/2038	6.525%	3,000,000	3,002,742
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	6.630%	2,000,000	2,005,362
Market Street CLO Ltd. II(a),(b)
Series 2025-2A Class D1
3-month Term SOFR + 3.250% Floor 3.250% 03/20/2038	6.925%	3,000,000	3,004,368
Palmer Square CLO Ltd.(a),(b)
Series 2021-1A Class C1R
3-month Term SOFR + 2.700% Floor 2.700% 04/20/2038	6.375%	3,000,000	2,911,050
Series 2023-1A Class D1R
3-month Term SOFR + 2.650% Floor 2.650% 01/20/2038	6.325%	3,000,000	3,002,490
Regatta Funding Ltd.(a),(b)
Series 2021-1A Class D1R
3-month Term SOFR + 2.600% Floor 2.600% 04/15/2038	6.273%	3,000,000	2,953,992
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.167%	2,000,000	1,934,914
Series 2023-2A Class DJR
3-month Term SOFR + 4.250% Floor 4.250% 01/24/2039	7.917%	4,000,000	3,914,004
Total Asset-Backed Securities — Non-Agency (Cost $29,028,477)			28,668,319

Common Stocks 0.7%
Issuer	Shares	Value ($)
Communication Services 0.3%
Diversified Telecommunication Services 0.3%
Uniti Group, Inc.(c)	165,064	1,952,707
Media —%
Star Tribune Co. (The)(c),(d),(e)	1,098	—
Total Communication Services		1,952,707
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(c)	16,135	169,902
Household Durables 0.0%
Serta Simmons Bedding LLC(c),(e)	394	3,644
Total Consumer Discretionary		173,546
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
New Frontera Holdings(c)	64,498	1,741,446
Southcross Energy Partners LLC(c),(d),(e)	107,918	0
Southcross Energy Partners LLC, Class A(c),(d),(e)	2,041,444	2
Total		1,741,448
Total Energy		1,741,448
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(c)	4,398	2,786
Total Financials		2,786
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(e)	1,475	33,549
Machinery 0.0%
TNT Crane and Rigging, Inc.(c)	60,744	2,885
Total Industrials		36,434
Information Technology 0.1%
Software 0.1%
Avaya Holdings Corp.(c)	6,992	104,443
Avaya Holdings Corp.(c)	33,749	504,126
Total		608,569
Total Information Technology		608,569

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(e)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $3,608,921)		4,515,492

Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Uniti Group, Inc.(d),(e)	11.000%	1,053	1,111,715
Total Communication Services			1,111,715
Total Convertible Preferred Stocks (Cost $1,053,000)			1,111,715

Corporate Bonds & Notes 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(f)
05/15/2029	6.375%	1,500,000	1,504,976
Chemicals 0.3%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	972,653
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	954,368
Total			1,927,021
Finance Companies 0.6%
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,380,166
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,560,757
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,191,796
Total			4,132,719
Independent Energy 0.3%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,538,839
Total Corporate Bonds & Notes (Cost $8,865,932)			9,103,555

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
Floating Rate 1.0%
Invesco Senior Loan ETF	170,000	3,498,600
State Street SPDR Blackstone Senior Loan ETF	87,500	3,552,500
Total		7,051,100
Total Exchange-Traded Fixed Income Funds (Cost $7,011,395)		7,051,100

Senior Loans 88.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
Bleriot US Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 10/31/2030	5.950%	738,750	740,516
Goat Holdco LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.152%	1,988,643	1,988,225
Karman Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.461%	716,865	719,252
Signature Aviation US Holdings, Inc.(b),(g),(h)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.164%	2,575,346	2,587,939
TransDigm, Inc.(b),(g)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.152%	3,086,126	3,090,108
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.152%	777,337	778,449
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.152%	28,112	28,152
Total			9,932,641
Airlines 0.4%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.925%	2,522,332	2,506,215
3-month Term SOFR + 2.750% 05/28/2032	6.425%	427,222	424,996
Total			2,931,211
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.8%
American Axle & Manufacturing, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.654%	1,812,998	1,810,170
Clarios Global LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.152%	3,103,036	3,113,710
1-month Term SOFR + 2.750% 01/28/2032	6.402%	363,112	364,626
First Brands Group LLC(g),(i)
1st Lien Term Loan
03/30/2027	10.779%	593,758	499
03/30/2027	10.779%	1,367,026	1,148
First Brands Group LLC(b),(g),(j)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% 06/29/2026	13.657%	776,727	182,531
First Brands Group LLC(b),(g)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.657%	2,249,688	2,070
Total			5,474,754
Brokerage/Asset Managers/Exchanges 3.7%
Aretec Group, Inc.(b),(g)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.652%	2,077,316	2,081,097
Chicago US Midco III LP(b),(g),(h),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032	2.500%	193,296	193,393
Chicago US Midco III LP(b),(g)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.152%	1,301,528	1,302,179
DRW Holdings LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.152%	1,188,000	1,176,120
Focus Financial Partners LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.152%	2,511,355	2,490,435
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIH Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.200%	2,221,875	2,224,652
GTCR Everest Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 09/05/2031	6.200%	2,468,875	2,462,900
Jefferies Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.418%	2,088,039	2,069,769
June Purchaser LLC(b),(g),(h),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	418,025	417,353
June Purchaser LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.450%	2,483,069	2,487,889
Osaic Holdings, Inc.(b),(g),(h)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.200%	2,101,409	2,099,875
PEX Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.450%	4,043,874	4,053,984
VFH Parent LLC(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.152%	1,775,479	1,779,918
Total			24,839,564
Building Materials 3.5%
Cornerstone Building Brands, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.024%	1,790,615	1,097,558
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.174%	176,621	89,194
DG Investment Intermediate Holdings 2, Inc.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.902%	1,435,520	1,436,425

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Green Infrastructure Partners, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.450%	1,980,295	1,982,770
Johnstone Supply LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.918%	2,942,433	2,941,344
LBM Acquisition LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.502%	1,869,546	1,555,462
1-month Term SOFR + 5.000% 06/06/2031	8.652%	1,064,110	943,514
Madison Safety & Flow LLC(b),(g),(h)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.154%	1,602,397	1,604,111
Park River Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.192%	785,227	783,492
Quikrete Holdings, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.902%	1,900,637	1,901,189
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.902%	1,468,847	1,469,655
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.902%	1,082,471	1,082,882
Smyrna Ready Mix Concrete LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.652%	1,762,948	1,760,198
Specialty Building Products Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.502%	987,105	855,701
White Cap Supply Holdings LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.918%	4,212,758	4,186,049
Total			23,689,544
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.2%
Iridium Communications, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.902%	1,125,151	1,103,920
Sunrise Financing Partnership(b),(g)
Tranche AAA Term Loan
6-month Term SOFR + 2.470% 02/15/2032	6.099%	3,265,518	3,264,277
Telesat Canada(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.684%	4,156,123	3,539,188
Total			7,907,385
Chemicals 3.8%
A-AP Buyer, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.413%	1,177,170	1,180,608
Chemours Co. (The)(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.152%	2,677,527	2,667,487
Ineos Quattro Holdings UK Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.002%	1,105,104	1,011,867
Ineos US Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.902%	1,473,788	1,367,307
1-month Term SOFR + 3.000% 02/07/2031	6.652%	2,010,494	1,856,349
Innophos Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.017%	2,610,115	2,471,465
Lummus Technology Holdings V LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.152%	2,710,960	2,700,794
Olympus Water US Holding Corp.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 11/03/2032	6.950%	640,887	633,408
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.700%	2,289,406	2,258,797
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.200%	2,218,577	2,221,039
Tronox Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.179%	1,980,597	1,677,149
USALCO LLC(b),(g)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.154%	1,521,984	1,519,701
Windsor Holdings III LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.402%	3,838,208	3,819,977
Total			25,385,948
Construction Machinery 0.1%
Engineered Machinery Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.950%	598,844	602,215
Consumer Cyclical Services 4.4%
Allied Universal Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.902%	2,713,833	2,720,428
AmSpec Parent LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.200%	1,853,040	1,848,407
Arches Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.002%	2,766,718	2,761,877
BCPE Empire Holdings, Inc.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.152%	2,940,736	2,934,296
Corporation Service Co.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.652%	2,151,550	2,154,240
Cushman & Wakefield US Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.402%	1,666,019	1,670,184
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(e),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% 02/21/2031	6.419%	2,428,624	2,440,767
GBT US III LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.667%	1,975,000	1,954,184
OMNIA Partners LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.433%	1,970,100	1,978,966
Prime Security Services Borrower LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.657%	1,306,196	1,307,018
Raven Acquisition Holdings LLC(b),(g),(h),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	254,922	253,239
Raven Acquisition Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.652%	3,533,213	3,509,893
Rosen International SARL(b),(g)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.950%	2,960,582	2,972,602
WW International, Inc.(b),(g)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.506%	1,424,461	922,737
Total			29,428,838
Consumer Products 1.3%
Bombardier Recreational Products, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	5.902%	2,865,818	2,865,818
1-month Term SOFR + 2.250% 01/22/2031	5.902%	967,592	964,689
Lavender Dutch BorrowCo BV(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	1,516,423	1,504,580
Recess Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.417%	620,657	623,177

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRAM LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	5.902%	2,728,823	2,717,444
Total			8,675,708
Diversified Manufacturing 3.0%
Columbus McKinnon Corp.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.200%	2,127,100	2,127,993
CompoSecure Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.918%	592,784	593,774
EMRLD Borrower LP(b),(g)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	5.923%	2,461,623	2,463,371
3-month Term SOFR + 2.250% 08/04/2031	5.950%	593,056	593,506
Filtration Group Corp.(b),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 2.500% 10/21/2028	6.152%	629,321	628,538
Gates Corp.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 11/16/2029	5.402%	797,065	797,703
Madison IAQ LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% 11/08/2032	6.378%	583,812	585,202
Resilience Parent LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 2.500% 02/28/2033	6.126%	2,305,005	2,309,615
Tiger Acquisition LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.154%	2,125,242	2,131,894
TK Elevator Midco GmbH(b),(g)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	4,545,719	4,582,357
WEC US Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.665%	3,041,271	3,047,323
Total			19,861,276
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.6%
Astoria Project Partners LLC/Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.919%	717,552	719,124
Bayonne Energy Center LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.700%	1,668,192	1,664,723
Carroll County Energy LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.450%	2,426,801	2,437,916
Clean Energy Future-Trumbull LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/22/2033		800,052	801,052
Constellation Renewables LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.673%	2,643,828	2,641,634
Cornerstone Generation LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.913%	1,603,734	1,606,316
CPV Fairview LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.200%	457,524	457,524
CPV Three Rivers LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.423%	537,727	538,738
EFS Cogen Holdings I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.700%	2,985,208	2,991,745
Hamilton Projects Acquiror LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.152%	2,577,679	2,590,207
Invenergy Thermal Operating I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	1,029,770	1,037,493
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	66,976	67,478
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
New Frontera Holdings LLC(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.461%	3,442,275	3,373,429
South Field Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	1,837,427	1,840,495
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	114,904	115,096
West Deptford Energy Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.652%	970,281	965,837
Total			23,848,807
Environmental 1.8%
EnergySolutions LLC/Envirocare of Utah LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.902%	3,445,927	3,452,405
GFL Environmental Services, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.166%	1,990,000	1,992,487
Northstar Group Services, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.413%	1,328,482	1,332,640
Reworld Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.911%	670,046	670,046
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.902%	2,514,133	2,515,189
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.911%	108,883	108,883
Tidal Waste & Recycling Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.450%	1,714,739	1,715,665
Total			11,787,315
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 1.1%
Neptune BidCo US, Inc.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.769%	2,014,083	1,970,277
Orion Midco Ltd.(b),(g),(h)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.169%	2,572,968	2,568,542
Red SPV LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.902%	1,064,228	1,062,567
Snacking Investments Bidco Pty Ltd.(b),(g),(h)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.663%	1,739,027	1,742,645
Total			7,344,031
Food and Beverage 2.1%
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.402%	1,023,518	1,025,647
Aspire Bakeries Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.652%	1,246,453	1,250,355
CHG PPC Parent LLC(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.767%	2,726,424	2,727,269
Froneri International Ltd.(b),(g)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	5.877%	1,847,335	1,833,092
Golden State Foods LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.200%	2,865,525	2,875,726
Naked Juice LLC(b),(e),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 03/24/2030	9.800%	1,000,000	220,000

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primo Brands Corp.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.450%	2,287,199	2,300,328
Treehouse Foods, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.902%	893,865	900,292
Utz Quality Foods LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.200%	989,093	989,815
Total			14,122,524
Gaming 4.2%
Caesars Entertainment, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.902%	2,588,679	2,508,870
ECL Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.652%	1,975,186	1,965,922
Entain PLC(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.951%	3,791,666	3,794,054
Fertitta Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.902%	2,587,500	2,563,773
HRNI Holdings LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.100%	3,850,466	3,712,504
Jack Ohio Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.652%	814,808	805,136
Light and Wonder International, Inc.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.653%	1,865,907	1,865,907
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Gaming GTA LP(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.950%	3,922,736	3,713,850
PCI Gaming Authority(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.652%	2,720,023	2,729,244
Peninsula Pacific Entertainment Development LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.450%	1,597,707	1,587,051
Voyager Parent LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.950%	2,934,373	2,933,170
Total			28,179,481
Health Care 4.1%
CHG Healthcare Services, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/29/2028	6.402%	1,624,558	1,625,582
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.415%	612,612	560,975
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 07/06/2029	7.200%	2,698,659	2,710,480
Hologic, Inc.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.924%	2,580,645	2,566,142
Mamba Purchaser, Inc.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.402%	2,552,835	2,554,826
Medline Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.402%	3,116,573	3,128,447
Paradigm Parent LLC(b),(g)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.200%	2,191,868	1,900,086
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Parexel International, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.402%	2,185,090	2,185,090
Resonetics LLC(b),(g),(h)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.419%	1,863,780	1,868,738
Star Parent, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.700%	2,681,011	2,681,198
Upstream Newco, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.187%	1,719,830	1,593,267
US Fertility Enterprises LLC(b),(g),(h),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	211,567	212,096
US Fertility Enterprises LLC(b),(g)
Term Loan
1-month Term SOFR + 3.500% 12/30/2032	7.152%	1,396,342	1,399,833
WS Audiology A/S(b),(g)
Tranche B9 Term Loan
6-month Term SOFR + 3.250% 02/28/2029	6.919%	2,218,276	2,190,548
Total			27,177,308
Healthcare Insurance 0.3%
Alera Group, Inc.(b),(g),(h)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.402%	1,895,590	1,872,881
Home Construction 0.5%
Azuria Water Solutions, Inc.(b),(g),(h)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/26/2033		176,471	176,029
Term Loan
3-month Term SOFR + 2.750% 01/30/2033		1,323,529	1,320,221
Salas O’Brien, Inc.(b),(g),(h),(k)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		63,319	63,477
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Salas O’Brien, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.402%	490,722	491,949
Tecta America Corp.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.402%	1,127,850	1,126,283
Total			3,177,959
Independent Energy 0.1%
Hilcorp Energy I LP(b),(g)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.411%	979,566	980,379
Integrated Energy 0.1%
Pelican Pipeline LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.466%	821,585	825,693
Leisure 1.4%
Alterra Mountain Co.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.152%	282,753	282,988
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.152%	1,165,953	1,166,314
Bulldog Purchaser, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	2,892,511	2,899,743
Cinemark USA, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.916%	2,266,594	2,274,278
EOC Borrower LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.402%	613,832	615,213
Motion Acquisition Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.200%	1,975,125	1,747,373
TKO Worldwide Holdings LLC(b),(g)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.664%	634,364	635,810
Total			9,621,719

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 1.1%
Hilton Grand Vacations Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.652%	1,729,976	1,730,945
SGH2 LLC(b),(g)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.200%	1,026,892	1,019,190
Travel + Leisure Co.(b),(g)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.652%	2,881,507	2,879,951
TRQ Sales LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.951%	1,642,182	1,611,391
Total			7,241,477
Media and Entertainment 2.9%
CMG Media Corp.(b),(g)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.300%	2,392,667	2,244,321
Creative Artists Agency LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.152%	3,440,322	3,447,959
Emerald X, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	6.902%	1,736,875	1,739,046
Gray Television, Inc.(b),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	6.779%	1,553,669	1,557,709
NEP Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.152%	1,364,784	1,227,801
Oak-Eagle Acquireco, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		3,004,383	3,005,134
Plano Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.200%	2,196,049	1,767,820
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(b),(g)
Tranche B6 Term Loan
1-month Term SOFR + 3.330% 12/31/2029	7.067%	1,174,392	1,062,096
United Talent Agency LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/10/2032	6.668%	1,247,481	1,253,719
Univision Communications, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.017%	2,022,857	2,006,836
Total			19,312,441
Midstream 2.1%
AL GCX Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.911%	893,485	894,048
CQP Holdco LP(b),(g)
Term Loan
3-month Term SOFR + 1.750% 12/31/2032	5.450%	3,942,289	3,939,095
GIP Pilot Acquisition Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.674%	2,820,370	2,829,535
ITT Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.627%	2,051,993	2,053,019
Oryx Midstream Services Permian Basin LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.904%	2,630,207	2,636,967
WhiteWater DBR Holdco LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.000%	1,911,964	1,920,339
Total			14,273,003
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.661%	129,861	129,829
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.1%
Lealand Finance Co. BV(b),(g)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	6.767%	33,314	27,609
1-month Term SOFR + 1.000% 12/30/2027	4.767%	514,470	446,046
Total			473,655
Other Financial Institutions 3.6%
19th Holdings Golf LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.011%	2,211,412	2,210,041
A-AG US GSI Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.700%	1,422	1,422
Acuren Delaware Holdco, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.402%	1,398,756	1,403,805
Apex Group Treasury LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.166%	2,366,009	2,219,128
BCP VI Summit Holdings LP(b),(g)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.665%	2,237,026	2,238,435
Chrysaor Bidco SARL(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 10/30/2031	6.669%	1,050,097	1,054,697
Citco Funding LLC(b),(g)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.663%	948,766	950,465
Emerald 2 Ltd.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.950%	989,836	988,183
FinCo I LLC(b),(g)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.402%	1,809,984	1,806,744
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hunter Douglas Holding BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.700%	1,978,062	1,955,452
Kestra Advisor Services Holdings A, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 03/22/2031	6.652%	997,475	998,971
Mariner Wealth Advisers LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.950%	950,335	953,404
Mermaid Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.913%	1,994,924	1,950,876
Opal US LLC(b),(g)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.700%	3,261,313	3,273,543
Trans Union LLC(b),(g)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.402%	1,825,019	1,823,778
Total			23,828,944
Other Industry 3.6%
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.402%	390,372	391,715
Artera Services LLC(b),(g)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.152%	1,661,480	1,418,140
Bach Finance Ltd.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	803,093	799,880
Brand Industrial Services, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.164%	951,911	823,308
Catawba Nation Gaming Authority(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.413%	3,454,547	3,467,951

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chariot Buyer LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.402%	2,343,659	2,339,019
Dayforce Bidco LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.663%	5,314,145	5,007,253
Hillman Group, Inc. (The)(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	5.652%	1,334,821	1,339,452
LSF12 Helix Parent LLC(b),(g)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.152%	2,069,184	2,069,453
MRP Buyer LLC(b),(g)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.946%	316,581	317,373
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.950%	2,482,461	2,488,667
WireCo WorldGroup, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.414%	3,549,982	3,536,669
Total			23,998,880
Other REIT 0.1%
OEG Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.186%	591,642	593,861
Packaging 3.0%
Charter Next Generation, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.161%	2,236,469	2,235,910
Clydesdale Acquisition Holdings, Inc.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.827%	3,995,703	3,802,710
1-month Term SOFR + 3.250% 04/01/2032	6.902%	715,833	662,074
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flint Group Packaging Inks North America Holdings LLC(b),(g)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	3.766%	2,582,303	93,608
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/30/2028	7.916%	3,013,694	2,826,845
LC Ahab US Bidco LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.152%	1,498,037	1,498,667
Owens-Brockway Glass Container, Inc.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.652%	1,288,771	1,269,440
ProAmpac PG Borrower LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 03/07/2033	7.660%	2,269,106	2,215,214
Sword Purchaser LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.652%	1,396,631	1,354,145
Tosca Services LLC(b),(g)
Tranche A Term Loan
3-month Term SOFR + 5.500% 11/30/2028	9.200%	1,566,580	1,581,275
Tosca Services LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.050%	3,011,848	2,863,394
Total			20,403,282
Paper 0.3%
Verde Purchaser LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.700%	2,196,382	2,121,903
Pharmaceuticals 0.9%
Dechra Pharmaceuticals Holdings Ltd.(b),(g)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	4,294,263	4,301,434
Grifols International Services Designated Activity Co.(b),(g)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	2,039,524	2,043,522
Total			6,344,956
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 2.8%
Alliant Holdings Intermediate LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.152%	3,340,849	3,334,234
Broadstreet Partners Group LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.152%	3,361,555	3,338,293
CRC Insurance Group LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.450%	1,511,755	1,499,661
HUB International Ltd.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.922%	1,259,201	1,262,084
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.152%	4,558,760	4,523,292
USI, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	5.950%	2,001,324	2,002,886
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.950%	2,922,605	2,925,207
Total			18,885,657
Restaurants 1.1%
Dave & Buster’s, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	6.938%	2,081,912	1,877,801
3-month Term SOFR + 3.250% 11/01/2031	6.938%	1,089,243	939,810
Flynn Restaurant Group LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.402%	1,378,537	1,369,631
IRB Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.154%	1,389,709	1,392,961
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.152%	1,747,094	1,749,488
Total			7,329,691
Retailers 2.4%
Belron Finance 2019 LLC(b),(g)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.660%	2,248,226	2,257,601
Great Outdoors Group LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.902%	3,907,746	3,928,262
Harbor Freight Tools USA, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.902%	1,701,408	1,698,753
LS Group Opco Acquisition LLC/PropCo(b),(g),(h)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.173%	1,000,000	999,170
Mavis Tire Express Services Topco Corp.(b),(g)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	2,747,756	2,749,789
PetSmart LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.652%	2,349,801	2,357,156
Restoration Hardware, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.002%	2,364,821	2,338,217
Total			16,328,948
Supermarkets 0.2%
ACP Tara Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.950%	1,486,605	1,488,834
Technology 19.2%
Access CIG LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.700%	2,250,000	2,022,188

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Adeia, Inc.(b),(e),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.152%	2,395,716	2,395,716
Ahead DB Holdings LLC(b),(g)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	6.200%	2,718,126	2,692,820
Applied Systems, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.950%	1,812,985	1,787,440
Ascend Learning LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.652%	4,494,830	4,413,744
athenahealth Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.402%	3,500,549	3,484,937
Atlas CC Acquisition Corp.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.250% 05/25/2029	8.462%	2,912,404	537,338
Tranche C Term Loan
3-month Term SOFR + 4.500% 05/25/2029	8.469%	423,640	78,162
Avaya, Inc.(b),(g)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.152%	1,780,834	1,568,808
Barracuda Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.163%	329,882	224,416
BCPE Pequod Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.402%	2,287,222	2,261,491
Boxer Parent Co., Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.673%	4,466,555	4,125,980
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calabrio, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.673%	1,346,572	1,046,124
Central Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.950%	2,977,372	1,330,885
Cloud Software Group, Inc.(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.950%	2,403,528	2,220,644
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.950%	2,023,988	1,869,983
Cloudera, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.502%	3,236,400	2,894,571
Coherent Corp.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.402%	1,323,980	1,323,980
CoreLogic, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.267%	3,581,250	3,501,782
Cornerstone OnDemand, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.517%	1,736,415	1,219,832
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.415%	3,879,733	3,555,775
Darktrace Finco US LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.927%	3,277,995	3,075,186
DS Admiral Bidco LLC(b),(g)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.950%	1,906,469	1,792,081
Ellucian Holdings, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.152%	4,072,720	3,993,465
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flash Charm, Inc.(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.560%	1,487,613	946,494
Fortress Intermediate 3, Inc.(b),(e),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.661%	2,961,012	2,942,506
Genesys Cloud Services Holdings I LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.152%	3,606,112	3,482,602
Icon Parent I, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.437%	2,595,011	2,514,462
Idemia Group SAS(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	7.950%	3,260,982	3,255,536
IGT Holding IV AB(b),(g)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.700%	3,166,643	3,133,013
ION Platform Finance US, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.450%	3,771,005	2,996,592
KnowBe4, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.413%	1,883,214	1,657,228
Loyalty Ventures, Inc.(e),(g),(i)
Tranche B Term Loan
11/03/2027	0.000%	2,716,857	230,933
McAfee Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.652%	2,948,867	2,591,316
Mitchell International, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.652%	3,680,302	3,584,062
Mitnick Corporate Purchaser, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.513%	1,165,641	440,030
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Consumer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.902%	4,616,285	4,610,514
Peraton Corp.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.513%	3,838,282	3,273,517
Ping Identity Holding Corp.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.402%	1,876,117	1,851,108
PointClickCare Technologies, Inc.(b),(g),(h)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.413%	2,480,050	2,478,512
Project Boost Purchaser LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.450%	3,719,928	3,647,203
Proofpoint, Inc.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.700%	4,655,828	4,514,198
Rackspace Finance LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.525%	2,839,913	1,424,046
Sabre GLBL, Inc.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.752%	1,042,284	846,856
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.752%	1,313,653	1,068,170
Sanmina Corp.(b),(e),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.665%	1,726,538	1,733,013
Sovos Compliance LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.902%	4,422,146	4,239,733
SS&C Technologies, Inc.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.652%	936,487	936,449

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Storable, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.902%	1,767,351	1,703,284
UKG, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.163%	5,851,813	5,641,908
Virtusa Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.902%	3,340,693	3,067,858
VS Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.913%	2,345,384	2,313,135
World Wide Technology Holding Co. LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.652%	1,483,775	1,482,544
Xplor T1 LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 3.500% 12/01/2032	7.167%	3,012,813	2,794,384
Total			128,818,554
Tobacco 0.2%
Savor Acquisition, Inc.(b),(g),(h)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.663%	1,191,832	1,195,002
Transportation Services 1.6%
Apple Bidco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.152%	2,150,950	2,152,305
Beacon Mobility Corp.(b),(g),(h),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 08/06/2030	2.750%	130,409	130,735
Beacon Mobility Corp.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 08/06/2030	6.450%	2,644,958	2,651,570
First Student Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	3,416,302	3,416,303
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.950%	625,098	625,098
Student Transportation of America Holdings, Inc.(b),(g),(h),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032	1.375%	86,136	86,692
Student Transportation of America Holdings, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.424%	1,337,166	1,345,804
Total			10,408,507
Wireless 0.6%
Crown Subsea Communications Holding, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.652%	4,037,163	4,060,700
Total Senior Loans (Cost $616,604,386)			594,905,305

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(c) 08/01/2028	32,155	379,751
Total Communication Services		379,751
Total Warrants (Cost $184,248)		379,751

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(l),(m)	39,963,926	39,947,941
Total Money Market Funds (Cost $39,948,119)		39,947,941
Total Investments in Securities (Cost: $706,304,478)		685,683,178
Other Assets & Liabilities, Net		(16,124,273)
Net Assets		669,558,905
Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $36,391,708, which represents 5.44% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(c)	Non-income producing investment.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $1,111,719, which represents 0.17% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
The stated interest rate represents the weighted average interest rate at April 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Represents a security purchased on a forward commitment basis.
(i)	Represents a security in default.
(j)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(k)
At April 30, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 2.750%	130,409
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 2.500%	193,296
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	237,910
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	254,922
Salas O’Brien, Inc. Delayed Draw Term Loan 01/22/2033	63,319
Student Transportation of America Holdings, Inc. Delayed Draw Term Loan 06/24/2032 1.375%	86,136
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	211,567

(l)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(m)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	38,135,320	206,732,648	(204,919,908)	(119)	39,947,941	(3,896)	766,750	39,963,926
Abbreviation Legend
SOFR	Secured Overnight Financing Rate

Columbia Floating Rate Fund  | 2026

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2026 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Floating Rate Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT149_(06/26)